Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Vessels
Schedule of vessels

Vessels
Cost
As of January 1, 2018	2,833,020
Additions	33,745
Fully amortized dry-docking component	(7,500)
As of December 31, 2018	2,859,265
Additions	12,759
Return of capital expenditures	(8,007)
Fully amortized dry-docking component	(4,845)
As of December 31, 2019	2,859,172
Accumulated depreciation
As of January 1, 2018	269,898
Depreciation expense	87,584
Fully amortized dry-docking component	(7,500)
As of December 31, 2018	349,982
Depreciation expense	88,757
Impairment loss on vessels	138,848
Fully amortized dry-docking component	(4,845)
As of December 31, 2019	572,742
Net book value
As of December 31, 2018	2,509,283
As of December 31, 2019	2,286,430

Schedule of impairment loss recognized for vessels

	As of and for the year ended December 31, 2019
	Initial carrying	Impairment loss	Net book value
Vessel	amount	on vessels	(recoverable amount)
Methane Rita Andrea	126,330	(27,300)	99,030
Methane Jane Elizabeth	131,554	(29,476)	102,078
Methane Alison Victoria	128,229	(31,625)	96,604
Methane Shirley Elisabeth	130,141	(26,709)	103,432
Methane Heather Sally	129,654	(23,738)	105,916
Total	645,908	(138,848)	507,060